UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-576

                           Northeast Investors Trust
               (Exact name of Registrant as specified in charter)

                         150 Federal Street, Room 1000
                               Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                 David Randall
                         150 Federal Street, Room 1000
                               Boston, MA 02110
                    (Name and address of agent for service)
        Registrant's telephone number, including area code: 617-523-3588

                  Date of fiscal year end: September 30

                  Date of reporting period: September 30, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,
NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.




Item 1. Reports to Stockholders.

NORTHEAST
                                    INVESTORS
                                      TRUST
                                 A NO-LOAD FUND
                                  Annual Report
                              For the Period Ending
                               September 30, 2008

Table of Contents
Letter to Shareholders                                                  1
Historical Information                                                  3
Summary of Net Assets                                                   8
Schedule of Investments                                                 9
Financial Statements                                                    14
Financial Highlights                                                    17
Notes to the Financial Statements                                       18
Report of Independent Registered Public
Accounting Firm                                                         22
Trustees & Officers                                                     23

Dear Fellow Shareholders,
During the fiscal year ended September 30, 2008, Northeast Investors Trust reported a total return of -16.0%, which compares with a return on the Merrill Lynch Master II High Yield Index of -11.7%. This represents the Trust's most difficult absolute performance in several decades. We are also disappointed with the relative performance, which was largely accounted for by the impact from two auto parts companies, Dura and Delphi Automotive, about which we wrote in our semi-annual report.

During the course of the fiscal year, the credit crisis intensified, culminating in mid-September with the failure of the major financial institution Lehman Brothers. That event roiled the credit markets and set off a contagion that immediately permeated almost every corner of the financial world. The drop in the price of credit instruments, including high yield bonds, then set off a self-reinforcing wave of forced selling, as hedge funds and other leveraged participants were forced to liquidate their holdings, further putting pressure on prices and producing yet a new round of margin calls.

Even though the Trust did not own any securities issued by Lehman, we were not positioned optimally for the initial impact arising from that firm's failure: the Trust had received inflows from new investors in the spring and had invested those proceeds largely in the preferred stock of some of the nation's largest financial institutions. Our thesis at the time of purchase was that our policy makers would take every measure to prevent the failure of any large financial institution because of the economic firestorm that would ensue. However, ours were among the first securities to suffer when Lehman's collapse challenged that thesis and doubts arose about the stability of the entire financial system.

Although we did not anticipate the failure of Lehman Brothers, once it occurred its collapse met our expectations in terms of the inability to quarantine the systemic damage to the financial system. Fortunately, the government eventually reversed its stance on "moral hazard" and acted vigorously to protect financial firms from the turmoil. In October, after the close of the fiscal year, the financial sector was one of the few major industry segment of the credit markets to rise in value.

While some of the storm clouds may have been lifted on the financial sector, there now remains the lingering impact of the credit crisis on the real economy. Perhaps the most salient current example of this is in the auto industry.We are fortunate not to have owned the securities of General Motors or Ford or their credit arms. Both issuers are highly dependent upon functioning financial markets in order to conduct their business, and, although there had been legitimate hopes earlier in the year that the companies would receive private lending that would carry them through to a rebound in the auto market, the recent turmoil may prove to be the tipping point for those companies.

Accordingly, the outlook is quite complicated. On the one hand, yields and yield spreads in the high yield market are at historic highs, which ostensibly suggests that our asset class is attractively priced. It thus perhaps makes sense that we have seen more inquiry on the part of potential new investors in the high yield market. One might also take comfort that much of the selling pressure that has plagued the market in recent months has come from forced sellers meeting margin calls, as a modest market rebound would by definition remove the reinforcing cycle characterized by negative marks-to-market and forced selling. Finally, it is worth remembering that credit investments ultimately convert into cash - that is, interest payments are collected and bonds mature, and those cash inflows ultimately reliquify the cash levels of market participants, providing an offset to the negative technical pressures that dominate the market today.

On the other hand, we do expect default rates to increase substantially in the next 24 months, independent of whether policy makers succeed in calming down the markets and restoring consumer and business confidence. While we are hopeful that the shock to the system will dissipate and allow the fragile financial markets to heal, we must of course recognize the downside scenarios if that does not occur.

A final point about default rates: because of the turmoil, we have recently seen evidence of some companies' seeking to reduce debt by converting debt into equity, regardless of whether their profitability has held up or not. Even though we are an income fund, we might be agnostic about whether we own debt securities of a company or have our debt changed into equity, as long as the underlying cash flows hold up and we have a chance to participate in the gains from these levels in either formof investment. However, there is also the risk that senior creditors or third-party investors will take advantage of the reorganization process to redirect value away from our class of creditors, and those risks continue to have our investing focus.

We certainly appreciate your support during these tumultuous times.We continue to be substantial shareholders in the Trust in our own right, and so there is a continued mutuality of interest in the fund.
Respectfully submitted,
Bruce H. Monrad
Chairman of the Trustees

Historical Information (Unaudited)

                                                                                Distribution Per Share
Fiscal             At End of Fiscal Year                                          During Fiscal Year         Average
Year             Approximate         Full       Net Asset        Total             From           From       Monthly
Ended             Number of         Shares        Value           Net               Net         Realized    Net Asset
Sept. 30        Shareholders     Outstanding    Per Share        Assets           Income          Gain        Value
------------------------------------------------------------------------------------------------------------------------
1950(a)              67             27,685        $10.12        $280,172           $0.22         $0.0000      $9.86
1951                 113            51,070        11.09         566,238            0.60          0.2709       10.71
1952                 159            78,519        11.33         889,359            0.61          0.2597       11.28
1953                 193            96,413        10.83        1,044,115           0.65          0.1046       11.57
1954                 290           131,031        14.17        1,855,734           0.61          0.2269       12.75
1955                 366           159,278        16.93        2,695,322           0.675         0.3886       16.30
1956                 417           168,256        16.87        2,837,437           0.745         0.3185       17.65
1957                 437           180,360        14.57        2,626,103           0.76          1.2450       16.72
1958                 505           210,929        16.55        3,489,777           0.76          0.6658       15.75
1959                 694           259,709        16.77        4,354,809           0.76          1.6951       18.36
1960                 884           316,915        15.73        4,986,360           0.79          0.5663       16.58
1961                1,156          391,126        17.23        6,739,320           0.80          0.8179       17.33
1962                1,508          492,454        16.48        8,111,024           0.80          0.4345       17.45
1963                2,142          676,976        17.80        12,046,866          0.80          0.4134       17.70
1964                2,800          981,037        18.48        18,122,167          0.83          0.4899       18.36
1965                3,380         1,238,570       18.46        22,855,525          0.84          0.4642       18.80
1966                3,678         1,445,424       16.03        23,163,540          0.86          0.4346       18.08
1967                3,773         1,644,607       17.31        28,454,561          0.90          0.3157       17.08
1968                3,932         1,954,413       17.74        34,657,130          0.94          0.4357       17.31
1969                4,396         2,225,423       15.30        34,032,661          0.99          0.4378       17.07
1970                5,066         2,618,638       14.15        37,049,008          1.035         0.0000       14.57
1971                5,574         3,174,649       15.23        48,329,677          1.10          0.0000       15.04
1972                6,276         3,924,201       15.75        61,787,749          1.15          0.0000       15.74
1973                7,269         4,541,622       15.18        68,896,938          1.14          0.0000       15.62
1974                7,380         4,735,497       12.35        58,446,955          1.16          0.0000       13.95
1975                8,354         5,995,696       13.04        78,126,666          1.21          0.0000       13.10
1976               10,023         8,067,930       14.57       117,514,100          1.25          0.0000       14.02
1977               12,871         10,781,998      14.93       160,882,937          1.28          0.0000       14.96
1978               13,717         11,838,531      14.03       166,015,297          1.28          0.0000       14.34
1979               13,924         12,463,013      13.01       162,045,583          1.285         0.0000       13.89
1980               13,086         12,405,590      11.26       139,586,138          1.34          0.0000       11.78
1981               11,828         12,249,619       9.38       114,852,760          1.395         0.0000       10.35
1982               12,792         13,360,184      10.88       145,243,484          1.41          0.0000       10.01
1983               13,027         14,361,773      11.83       169,821,605          1.44          0.0000       11.96
1984               11,634         15,324,746      10.98       168,229,381          1.46          0.0000       10.34
1985               11,991         17,887,582      12.19       217,989,344          1.46          0.0000       11.77
1986               14,431         23,037,102      13.60       313,197,229          1.46          0.0000       13.17
1987               17,532         26,987,069      12.89       347,841,198          1.46          0.0000       13.63
1988               19,107         33,268,240      12.16       404,218,905          1.94          0.0000       12.13
1989               18,749         34,498,332      11.18       385,389,718          1.54          0.0000       11.64
1990               16,895         31,459,941       8.81       277,133,819          1.43          0.0000        9.78
1991               15,747         35,220,038       8.83       310,667,350          1.34          0.0000        8.36
1992               15,918         47,684,814       9.50       452,773,909          1.15          0.0000        9.22
1993               16,209         47,797,167       9.94       474,975,825          1.02          0.0000        9.68
1994               17,460         58,148,389      10.02       582,093,443          0.99          0.0000       10.27
1995               20,644         77,209,155      10.33       797,559,000          0.96          0.0000       10.01
1996               24,631        110,229,375      10.90      1,200,483,907         0.99          0.0000       10.46
1997               34,213        175,955,357      11.79      2,074,181,767         1.00          0.0000       11.32
1998               38,781        196,523,494      10.42      2,046,655,613         0.96          0.0000       11.58
1999               34,735        204,309,420      10.08      2,059,107,419         0.98          0.1772       10.35
2000               32,850        157,648,926       9.08      1,430,592,442         1.115         0.0000        9.47
2001               25,184        158,103,174       7.42      1,172,141,899         0.97          0.0000        8.31
2002               23,522        208,979,224       7.05      1,471,469,994         0.67          0.0000        7.46
2003               21,969        249,615,565       7.19      1,794,728,603         0.56          0.0000        7.06
2004               21,331        247,232,032       7.59      1,875,883,401         0.63          0.0000        7.48
2005               21,223        177,891,341       7.58      1,347,278,591         0.54          0.0000        7.70
2006               20,795        183,131,641       7.60      1,390,905,673        0.585          0.0000        7.56
2007               19,106        165,291,354       7.68      1,268,436,554         0.56          0.0000        7.85
2008               16,520        118,452,760       5.94        703,572,671         0.56          0.0000        6.95
------------------------------------------------------------------------------------------------------------------------


(a) From March 1, 1950, date of organization of the Trust. The shares were initially sold on March 1, 1950 at a net asset value of $10.00 per share.

Average Annual Total Return (unaudited)
One year ended September 30, 2008                               -16.03%
Five years ended September 30, 2008                               3.98%
Ten years ended September 30, 2008                                3.43%
SEC Yield (unaudited)

Yield calculated as of September 30, 2008: 10.90%

About Your Fund's Expenses (unaudited)
                                Beginning Account Value                 Ending Account Value            Expense Paid During Period
                                        3/31/08                              9/30/2008                    3/31/2008 - 9/30/2008
Actual Return
-10.11%                                 $1,000.00                             $ 898.90                          $4.95
Hypothetical
(5% return before expenses)             $1,000.00                             $1,020.70                         $5.05


Example:

As a shareholder of the Trust, you incur ongoing costs, including management fees, and other fund expenses. This example is intended to help you understand these expenses of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

Actual Expenses:

The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on you account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Portfolio Composition (unaudited)
Schedule by Maturity
(% of portfolio)

Under 1 Year                                     7%
1-5 Years                                       42%
5-10 Years                                      41%
10-15 Years                                      0%
Over 15 Years                                   10%
                                               ----
Total                                          100%


Quarterly Portfolio Holdings
Each fiscal quarter-end the Trust is required to file a complete schedule of portfolio holdings with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semi-annual and annual reports to shareholders. For the first and third quarters, the Trust files the schedules of portfolio holdings with the SEC on Form N-Q. The Trust makes the information on Forms N-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Trust, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Trust are available on the SEC's internet site at http://www.sec.gov and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Trust's reference number as a registrant under the Investment Company Act of 1940 is 811-576.

Performance Graph - Ten Years (unaudited)
The following graph compares the cumulative total shareholder return on Northeast Investors Trust shares over the ten preceding fiscal years to the cumulative total share return on the Merrill Lynch High Yield Master II Index, assuming an investment of $10,000 in both at their closing prices on September 30, 1998 and reinvestment of dividends and capital gains.

The Merrill Lynch High Yield Master II Index is an unmanaged market value-weighted index comprised of 1,800 domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. It is shown for comparative purposes only and reflects no deductions for fees, expenses or taxes.

Keep in mind that past performance does not guarantee future returns, and an investment in the Trust is not guaranteed.

[GRAPH OMITTED]


Year            1998      1999     2000      2001      2002    2003     2004     2005     2006     2007     2008
NEIT          $10,000   $10,799  $10,938   $10,044   $10,445  $11,535  $13,253  $14,196  $15,381  $16,695  $14,018
High Yield
Master        $10,000   $10,392  $10,496   $ 9,852   $ 9,583  $12,391  $13,922  $14,854  $16,036  $17,279  $15,262

Summary of Net Assets
September 30, 2008 (unaudited)
                                                                Value           %age of Net
                                                                                Assets
Corporate Bonds, Notes & Preferred Securities
Advertising                                                     $28,405,000     4.04%
Automobile & Truck                                               14,504,000     2.06%
Broadcast Cable TV                                               51,612,500     7.34%
Building & Construction                                          14,528,750     2.07%
Building Products                                                 3,870,000     0.55%
Chemicals                                                        34,272,400     4.87%
Electrical Equipment                                              6,335,000     0.90%
Energy/Natural Resources                                        109,766,185    15.60%
Entertainment                                                    80,943,300    11.50%
Financial Services                                               71,943,945    10.23%
Food Processing                                                  32,075,500     4.56%
Gaming                                                           57,852,374     8.22%
Health Care Diversified                                              20,400     0.00%
Home Furnishings                                                  4,320,000     0.61%
Independent Power Producer                                       10,097,500     1.44%
Machine / Tools                                                  12,837,350     1.82%
Marketing / Sales                                                 6,565,000     0.93%
Metals & Mining                                                   2,135,826     0.30%
Oil & Gas Drilling                                               14,850,250     2.11%
Packaging & Container                                           122,133,048    17.36%
Paper/Forest Products                                            23,854,613     3.39%
Publishing                                                       12,740,000     1.81%
Recreation / Leisure                                              4,575,000     0.65%
Retail Food Chains                                                1,120,565     0.16%
Tires & Rubber                                                    4,900,000     0.70%
                                                               ------------   -------
Total Corporate Bonds, Notes & Preferred Securities            $726,258,506   103.22%
Total Convertible Bonds                                              34,442     0.01%
Total Foreign Bonds                                               2,768,119     0.40%
Total Common Stocks                                              59,256,931     8.42%
Total Warrants                                                    1,852,108     0.26%
                                                               ------------   -------
Total Investments                                               790,170,106   112.31%
Receivables & Cash                                               18,648,399     2.65%
                                                               ------------   -------
Total Assets                                                    808,818,505   114.96%
Less Liabilities                                               (105,245,834)  -14.96%
                                                               ------------   -------
Net Assets                                                     $703,572,671   100.00%
                                                               ============   =======

Schedule of Investments
September 30, 2008
Corporate Bonds, Notes & Preferred
Securities - 103.22%
Name of Issuer                                                  Principal               Value
                                                                                        (Note B)
Advertising - 4.04%
Interpublic Group Co. Notes, 7.25%, 8/15/11                     $29,900,000             $28,405,000


Automobile & Truck - 2.06%
Collins and Aikman Products, 10.75%, 12/31/11 (a)                20,000,000                  50,000
Delphi Corp. Senior Unsecured Notes, 6.55%, 6/15/06 (a) (b)      36,950,000               4,434,000
United Rentals NA, Inc. Senior Notes, 6.5%, 2/15/12              12,000,000              10,020,000
                                                                                         ----------
                                                                                         14,504,000


Broadcast Cable TV - 7.34%
Charter Comm. Opt. LLC Senior Secured Notes, Series 144A,
8%, 4/30/12 (c)                                                  40,000,000              35,800,000
Charter Comm. Opt. LLC Senior Secured Notes, Series 144A,
8.375%, 4/30/14 (c)                                               5,000,000               4,412,500
Paxson Comm. Corp. Senior Secured Notes, Series 144A,
FRN, 8.0025%, 1/15/12 (c)                                        15,000,000              11,400,000
                                                                                         ----------
                                                                                         51,612,500


Building & Construction - 2.07%
Associated Materials, Inc. Notes, 9.75%, 4/15/12                 14,750,000              14,528,750


Building Products - 0.55%
Builders Firstsource, Inc. Senior Secured Notes, FRN
7.05438%, 2/15/12                                                 6,000,000               3,870,000


Chemicals - 4.87%
Polyone Corp. Senior Notes, 8.875%, 5/01/12                      25,000,000              23,750,000
Reichhold Industries, Inc. Senior Notes, Series 144A, 9%,
8/15/14 (c)                                                       7,315,000               7,022,400
Sterling Chemical, Inc., 10.25%, 4/01/15                          3,500,000               3,500,000
                                                                                         ----------
                                                                                         34,272,400

Electrical Equipment - 0.90%
Coleman Cable, Inc. Notes, 9.875%, 10/01/12                       7,000,000               6,335,000


Energy/Natural Resources - 15.60%
Clayton Williams Energy Notes, 7.75%, 8/01/13                    19,847,000              17,366,125
Comstock Resources, Inc. Senior Notes, 6.875%, 3/01/12           10,300,000               9,321,500
Forest Oil Corp. Notes, 8%, 12/15/11                             14,890,000              14,890,000
Forest Oil Corp. Senior Unsecured Notes, 7.75%, 5/01/14          11,604,000              10,965,780
Frontier Oil Corp. Notes, 6.625%, 10/01/11                        6,668,000               6,301,260
Gulfmark Offshore, Inc. Notes, 7.75%, 7/15/14                    14,246,000              13,391,240
Stone Energy Corp. Senior Sub. Notes, 8.25%, 12/15/11            18,296,000              17,015,280
Stone Energy Corp. Senior Sub. Notes, 6.75%, 12/15/14             4,600,000               3,565,000
Swift Energy Co. Senior Notes, 7.625%, 7/15/11                    1,000,000                 950,000
W & T Offshore, Inc. Notes, Series 144A, 8.25%, 6/15/14 (c)      20,000,000              16,000,000
                                                                                        -----------
                                                                                        109,766,185


Entertainment - 11.50%
AMC Entertainment, Inc. Senior Sub. Notes, 8%, 3/01/14           26,780,000              23,030,800
AMC Entertainment, Inc. Notes, 11%, 2/01/16                      10,000,000               9,850,000
Cinemark, Inc. Senior Discount Notes, 0/9.75%, 3/15/14 (d)       50,000,000              48,062,500
                                                                                         ----------
                                                                                         80,943,300


Financial Services - 10.23%
Bank of America Corp. Junior Sub. PFD, 8%, 12/29/49 (e)          30,000,000              24,600,000
Bank of America Corp. Junior Sub. PFD, 8.125%,
12/29/49 (e)                                                      3,000,000               2,475,000
Citigroup, Inc. Junior Sub. PFD, 8.4%, 04/30/49 (e)              45,000,000              30,629,700
Finova Group, Inc. Notes, 7.5%, 11/15/09 (a)                      4,360,745                 523,290
Wachovia Corp, Junior Sub. PFD, 7.98%, 02/28/49 (e)              32,818,000              13,715,955
                                                                                         ----------
                                                                                         71,943,945


Food Processing - 4.56%
B&G Foods, Inc. Notes, 8%, 10/01/11                               1,000,000                 960,000
Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14               14,150,000              10,895,500
Chiquita Brands Intl. Senior Unsub. Notes, 8.875%, 12/01/15      22,500,000              18,225,000
Mrs. Fields Brands Financing Notes, 9%, 3/15/11 (a)               3,500,000               1,995,000
                                                                                         ----------
                                                                                         32,075,500

Gaming - 8.22%
Las Vegas Sands Corp. Notes, 6.375%, 2/15/15                      5,000,000               3,825,000
MGM Mirage, Inc. Senior Unsecured Notes, 8.5%, 9/15/10           17,030,000              15,667,600
Mandalay Resort Group Senior Sub. Notes, 9.375%, 2/15/10         10,000,000               9,200,000
Trump Entertainment Resorts, Inc. Senior Secured Notes, 8.5%,
6/01/15                                                          69,914,327              28,664,874
Wimar Opco LLC / Fin. Corp. Senior Sub Notes, 9.625%,
12/15/14 (a)                                                      3,535,000                 494,900
                                                                                         ----------
                                                                                         57,852,374


Health Care Diversified - 0.00%
Global Health Sciences Co. Notes, 11%, 5/01/08 (a) (b) (f)        4,667,424                  20,400


Home Furnishings - 0.61%
Norcraft Cos LP Notes, 9%, 11/01/11                               4,500,000               4,320,000


Independent Power Producer - 1.44%
NRG Energy, Inc. Notes, 7.25%, 2/01/14                            5,000,000               4,637,500
NRG Energy, Inc. Notes, 7.375%, 1/15/17                           6,000,000               5,460,000
                                                                                         ----------
                                                                                         10,097,500


Machine/Tools - 1.82%
Thermadyne Holdings Corp. Notes, 9.25%, 2/01/14                  13,513,000              12,837,350


Marketing/Sales - 0.93%
Harry and David Operations Notes, 9%, 3/01/13                    13,000,000               6,565,000


Metals & Mining - 0.30%
Kaiser Aluminum & Chemical Corp. Notes, 12.75%,
2/01/03 (a) (b) (f)                                              46,230,000               2,135,826


Oil & Gas Drilling - 2.11%
Pride International, Inc. Senior Unsecurd Notes, 7.375%,
7/15/14                                                          15,550,000              14,850,250


Packaging & Container - 17.36%
Constar International, FRN 6.17938%, 2/15/12                     20,750,000              14,525,000
Jefferson Smurfit Corp. Notes, 8.25%, 10/01/12                   15,250,000              12,733,750
Jefferson Smurfit Corp. Senior Unsecured Notes, 7.5%, 6/01/13    15,405,000              12,478,050
Pliant Corp. Senior Secured PIK Notes, 11.625%, 6/15/09          28,128,312              24,190,348
Pliant Corp. Senior Secured Notes, 11.125%, 9/01/09              25,000,000              17,750,000
Smurfit-Stone Container Senior Unsecured Notes, 8%, 3/15/17       8,780,000               6,848,400
Stone Container Senior Notes, 8.375%, 7/01/12                     8,000,000               6,720,000
Stone Container Notes, 7.375%, 7/15/14                            5,000,000               3,850,000
Tekni-Plex, Inc. Senior Secured Notes, 10.875%, 8/15/12           2,000,000               2,000,000
Tekni-Plex, Inc. Senior Secured Notes, 8.75%, 11/15/13           27,500,000              21,037,500
                                                                                        -----------
                                                                                        122,133,048


Paper/Forest Products - 3.39%
American Tissue, Inc. Senior Secured Notes, Series B, 12.5%,
7/15/06 (a) (b) (f)                                              14,061,292                 140,613
Scotia Pacific Co. LLC Senior Secured Notes, Series B, 7.11%,
1/20/14 (a)                                                       8,500,000               6,035,000
Scotia Pacific Co. LLC Senior Secured, Series B, 7.71%,
1/20/14 (a)                                                      24,900,000              17,679,000
                                                                                         ----------
                                                                                         23,854,613


Publishing - 1.81%
Houghton Mifflin Co. Unsecured Notes, 7.2%, 3/15/11              13,000,000              12,740,000


Recreation / Leisure - 0.65%
Six Flags Operations, Inc. Notes, Series 144A, 12.25%,
7/15/16 (c)                                                       5,000,000               4,575,000


Retail Food Chains - 0.16%
Denny's Corp. Holding, Inc. Notes, 10%, 10/01/12                    455,000                 414,050
Planet Hollywood Secured PIK Notes, 9%, 3/30/10 (f)               1,503,223                 706,515
                                                                                          ---------
                                                                                          1,120,565


Tires & Rubber - 0.70%
Goodyear Tire & Rubber Co., FRN 6.6775%, 12/01/09                 5,000,000               4,900,000


Total Corporate Bonds, Notes, & Preferred Securities
(cost - $1,000,466,618)                                                                $726,258,506
                                                                                       ------------


Convertible Bonds
Name of issuer                                                    Principal             Value
                                                                                        (Note B)
Convertible Bonds - 0.01%
Eurotunnel Group Tier 2, 3%, 7/28/09 GBP                                 74                $ 18,786
Eurotunnel Group Tier 3, 3%, 7/28/10 GBP                                 74                  15,656
                                                                                           --------
Total Convertible Bonds
(cost - $57,224)                                                                           $ 34,442


Foreign Bonds
Name of issuer                                                    Principal             Value
                                                                                        (Note B)
Foreign Bonds - 0.40%
Republic of Argentina GDP Linked Security, FRN, 12/15/35        $34,386,574             $ 2,768,119
                                                                                        -----------
Total Foreign Bonds - (cost - $1,423,420)                                               $ 2,768,119



Stocks
Name of issuer                                                  Number of               Value
                                                                Shares                  (Note B)
Common Stock - 8.42%
Amtrol, Inc. (f) (g)                                                640,565             $ 4,612,068
Chubb Corp.                                                         118,353               6,497,580
Core-Mark Holding Co., Inc. (g)                                     241,361               6,031,611
Dura Automotive Systems, Inc. (f) (g)                               638,586               2,118,598
Groupe Eurotunnel SA (g)                                              1,925                  22,580
Holdco (f) (g) (h)                                                   62,100                 520,088
International Airline Support Group (g)                             219,540                   1,098
Kronos Worldwide, Inc.                                              270,700               3,586,775
MAXXAM, Inc. (g)                                                    200,000               2,780,000
NL Industries                                                       510,200               5,255,060
Ormet Corp. (g)                                                     372,638               2,049,509
The Penn Traffic Co. (g)                                            164,352                 328,704
Polymer Group, Inc., Class A (g)                                    843,103               9,695,685
Prandium(g)                                                         869,935                     696
Romacorp, Inc. (f) (g) (h)                                           82,220               4,349,438
Safelite Realty Corp. (f) (g) (h)                                     7,403                  25,911
Sterling Chemical, Inc. (g)                                         250,827               4,326,766
Tokheim (g) (h)                                                     180,224                     360
Viskase Cos., Inc. (g) (h)                                        2,096,128                 985,180
Zemex Minerals Group, Inc. (f) (g)                                    2,102                 434,504
Zions Bancorporation                                                145,600               5,634,720
                                                                                       ------------
Total Common Stocks - (cost - $201,182,395)                                            $ 59,256,931


Warrants
Name of Issuer
                                                                Number of
                                                                Shares or               Value
                                                                Units                   (Note B)
Warrants - 0.26%
Core-Mark Holding Co., Inc. Warrants (f) (g)                         48,142               $ 364,435
Eurotunnel Group Warrants (g)                                        55,120                  14,882
Key Energy Service Warrants (f) (g)                                  15,000               1,472,700
Sterling Chemical, Inc. Warrants (f) (g)                             91,385                      91
                                                                                        -----------
Total Warrants - (cost - $9,975,865)                                                    $ 1,852,108
                                                                                        -----------
Total Investments - 112.31% (cost - $1,213,105,522)                                     790,170,106
                                                                                        -----------
Net Other Assets and Liabilities - (12.31)%                                             (86,597,435)
                                                                                       ------------
Net Assets - 100%                                                                      $703,572,671
                                                                                       ============

(a) Non-income producing security due to default or bankruptcy filing.
(b) Security is in principal default. As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $79,209,900 or 11.26% of net assets. (d) Represents a zero coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion. (e) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(f) Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(g) Non-income producing security.
(h) All or a portion of security is restricted. The aggregate market value of restricted securities as of September 30, 2008 is $5,880,977, which represents 0.84% of total net assets. All of these securities are deemed to be liquid.

Additional information on each holding is as follows:
Security                Acquisition Date                Acquisition Cost
Holdco                  04/14/05                        $11,778,313
Romacorp, Inc.          11/15/06                        $ 4,118,756
Safelite Realty Corp.   09/29/00                          $ 965,195
Tokheim                 10/20/00                        $13,270,516
Viskase Cos., Inc.      04/03/03 - 03/21/07             $ 1,051,606

PIK Payment in Kind
GBP Principal denoted in British Pounds Sterling
FRN Floating Rate Note
PFD Preferred Security


Statement of Assets
and Liabilities
September 30, 2008

Assets
Investments - at market value (cost $1,213,105,522)             $790,170,106
Receivable for interest                                           16,689,886
Receivable for shares sold                                           421,458
Receivable for dividends                                              39,057
Misc. receivable                                                   1,497,998
                                                                ------------
Total Assets                                                     808,818,505

Liabilities
Notes Payable                                                     99,381,478
Payable for shares repurchased                                     4,656,826
Payable for trustee fees                                             886,013
Accrued expenses                                                     321,517
                                                                ------------
Total Liabilities                                                105,245,834
                                                                ------------
Net Assets                                                      $703,572,671
                                                                ============

Net Assets Consist of:
Capital, at a $1.00 par value                                   $118,452,760
Paid in surplus                                                1,381,997,477
Undistributed net investment income                                2,436,276
Accumulated net realized loss on investments                    (376,378,426)
Net unrealized depreciation of investments                      (422,935,416)
                                                               --------------
Net Assets                                                      $703,572,671
                                                               ==============
Net Asset Value, offering price and redemption price per share ($703,572,671/118,452,760 shares) $5.94 The accompanying notes are an integral part of the financial statements.


Statement of Operations
Year Ended September 30, 2008
Investment Income
Interest                                                         $87,442,211
Dividends                                                          1,573,340
Other Income                                                         492,774
                                                                ------------
Total Income                                                      89,508,325

Expenses
Trustee fees                                                      $4,305,022
Interest expense                                                   3,113,648
Administrative expenses and salaries                               1,478,721
Auditing fees                                                        184,990
Printing, postage and stationery fees                                156,275
Computer and related expenses                                        126,000
Legal fees                                                            91,564
Commitment fees                                                       83,517
Insurance                                                             82,005
Registration and filing fees                                          44,710
Telephone                                                             23,250
Custodian fees                                                        10,950
Other expenses                                                        61,150
                                                                   ---------
Total Expenses                                                     9,761,802

Net Investment Income                                             79,746,523
                                                                  ----------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions            (97,921,162)
Change in unrealized appreciation (depreciation) of investments (134,610,162)
                                                               -------------
Net Increase (Decrease) in Net Assets Resulting
from Operations                                                ($152,784,801)
                                                               --------------
The accompanying notes are part of the financial statements.

Statements of Changes
in Net Assets
                                                        Year Ended                      Year Ended
                                                        September 30,                   September 30,
                                                        2008                            2007

Increase (Decrease) in Net Assets
From Operations:
Net investment income                                   $79,746,523                     $96,290,646
Net realized gain (loss) from investment
transactions                                            (97,921,162)                    (17,882,992)
Change in unrealized appreciation
(depreciation) of investments                           (134,610,162)                     42,854,387
                                                        ------------                     -----------
Net Increase (Decrease) in Net Assets
Resulting from Operations                               (152,784,801)                    121,262,041
Distributions to Shareholders from Net                  -------------                   -------------
Investment Income                                        (77,354,652)                    (98,811,728)
From Net Trust Share Transactions                       (334,724,430)                   (144,919,432)
                                                        -------------                   -------------
Total Increase (Decrease) in Net Assets                 (564,863,883)                   (122,469,119)
Net Assets:                                             -------------                   -------------
Beginning of Period                                     1,268,436,554                  1,390,905,673
                                                        -------------                 ---------------
End of Period                                            $703,572,671                 $1,268,436,554
                                                        =============                 ===============
Accumulated Net Investment Income/Distribution in Excess
of Net Investment Income                                   $2,436,276                    ($1,422,554)

The accompanying notes are an integral part of the financial statements.


Financial Highlights
                                                                Year Ended September 30,
Per Share Data^                         2008            2007            2006            2005            2004

Net Asset Value:
Beginning of Period                     $7.68           $7.60           $7.58           $7.59           $7.19
Income From Investment
Operations:
Net investment income                    0.56            0.54            0.50            0.51            0.59
Net realized and unrealized gain
(loss) on investment                     1.74            0.10            0.11            0.02            0.44
                                        -----           -----           -----           -----           -----
Total from investment operations         1.18            0.64            0.61            0.53            1.03
                                        -----           -----           -----           -----           -----
Less Distributions:
Net investment income                   -0.56           -0.56           -0.59           -0.54           -0.63
Capital Gain                              -               -               -               -               -
Net Asset Value:                        -----           -----           -----           -----           -----
End of Period                           $5.94           $7.68           $7.60           $7.58           $7.59
                                        =====           =====           =====           =====           =====
Total Return                           -16.03%          8.54%           8.35%           7.11%           14.90%

Ratios & Supplemental Data
Net assets end of period
(in thousands)                       $703,572.7      $1,268,436.6    $1,370,905.7    $1,347,278.6    $1,875,883.4
Ratio of operating expenses to
average net assets*                     1.00%           1.06%           1.23%           0.73%           0.67%
Ratio of interest expense to
average net assets                      0.32%           0.38%           0.55%           0.10%           0.03%
Ratio of net investment income to
average net assets                      8.14%           6.86%           6.60%           6.62%           7.92%
Portfolio turnover rate                34.92%          45.61%          16.47%          45.10%          39.80%

* Includes Interest Expense when applicable
^ Per Share Data calculated using the Average Share Method

The accompanying notes are an integral part of the financial statements.


Notes to Financial Statements for the
year ended September 30, 2008

Note A-Organization
Northeast Investors Trust (the "Trust"), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended.

Note B-Significant Accounting Policies

Valuation of Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities may also be valued on the basis of valuations furnished by independent pricing services that use both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities. Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, and the nature of the existing market for securities with characteristics similar to such obligations. The Trust may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Trust prices its portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. The market value of securities fair valued on September 30, 2008 was $16,901,187, which represents 2.40% of net assets.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the Trust, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement on the Trust's financial statements.

Federal Income Taxes: It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually. No capital gain distributions were made during the year ended September 30, 2008.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid in capital, depending on the type of book/ tax differences that may exist.

State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in surplus. The Trust's distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount, is accrued as earned. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK); interest on such securities is recorded on the accrual basis.

Security Transactions: Securityt ransactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Credit Risk: Investments in high-yield securities involve greater degrees of credit and market risks than investments in higher-rated securities. Bonds which are rated as less than investment grade tend to be more susceptible to real or perceived adverse economic conditions.

Note C-Trustees' Compensation/Expenses Trustees' compensation has been computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees' compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust. The aggregate compensation paid to the Independent Trustees during the year ended September 30, 2008 was $250,000. Other Expenses:

All non-asset based fees and expenses are accrued based on methodologies approved by the Board of Trustees.

The total number of shares owned beneficially by the Trustees, officers and members of their immediate families on September 30, 2008 was 3,703,070 shares (3.13%).

Note D-Shares of Beneficial Interest
At September 30, 2008, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

                                                        Year Ended                      Year Ended
                                                        September 30, 2008              September 30, 2007
                                                Shares          Amount                  Shares          Amount
Shares Sold                                     75,217,939      $530,168,149            74,629,629      $585,146,479
Shares issued to shareholders in
reinvestment of distributions from net
investment income                                8,643,665        59,704,118             9,759,400        75,913,284
                                                ----------       -----------            ----------       -----------
                                                83,861,604       589,872,267            84,389,029       661,059,763
Shares repurchased                            (130,700,198)     (924,596,697)         (102,229,316)     (805,979,195)
                                              ------------      ------------          -------------     -------------
Net Increase (Decrease)                        (46,838,594)    $(334,724,430)          (17,840,287)    $(144,919,432)


Note E-Purchases and Sales of Investments
The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $362,548,768 and $678,951,976 respectively, for the year ended September 30, 2008.

Note F-Short-term Borrowings
Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At September 30, 2008 the Trust has an unused line of credit amounting to $25,618,522. The committed line of credit may be terminated at the banks' option at the annual renewal dates.

The following information relates to aggregate short-term borrowings during the year ended September 30, 2008:
Average amount outstanding (total of daily outstanding
principal balances divided by the number of days with
debt outstanding during the period)                             86,511,504
Weighted average interest rate                                       3.98%

Note G-Repurchase Agreement
On a daily basis, the Trust invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.

Note H-Additional Tax Information
The tax character of distributions paid during the years ended September 30, 2007 and 2008 was $98,811,728 and $77,354,652, respectively, and were classified as ordinary income.

As of September 30, 2008 the components of accumulated earnings (losses) on a tax basis were as follows:


Undistributed ordinary income                                   5,645,498
Capital Loss Carryforward:
2010                                                             (511,359)
2011                                                          (89,590,632)
2012                                                          (34,826,775)
2013                                                           (7,636,627)
2014                                                          (56,723,408)
2015                                                          (53,488,548)
2016                                                          (35,052,024)
                                                             -------------
Total capital loss carryforward                              (277,829,373)
Timing Differences                                            (86,331,045)
Unrealized gains (losses)--net                               (438,362,646)
                                                             -------------
Total distributable earnings (losses)--net                   (796,877,566)

At September 30, 2008 the Trust's Post October loss deferral was ($81,390,832).

At September 30, 2008 the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:
Tax cost                                                    1,228,532,752
Gross unrealized gain                                           5,769,562
Gross unrealized loss                                        (444,132,208)
                                                            -------------
Net unrealized security gain (loss)                          (438,362,646)
                                                            =============

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions will `more-likely-than-not' be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the Trust's current fiscal year. The implementation of FIN 48 did not result in any unrecognized tax benefits and management has concluded that no provision is required in the Trust's accompanying financial statements, however each of the open tax years (2006-2008) remains subject to examination by the Internal Revenue Service.


Report of Independent Registered Public Accounting Firm
The Board of Trustees and Shareholders of Northeast Investors Trust:
We have audited the accompanying statement of assets and liabilities of Northeast Investors Trust (the "Trust"), including the schedule of investments, as of September 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Northeast Investors Trust at September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/S/ ERNST AND YOUNG LLP
Boston, Massachusetts
November 24, 2008

Trustees & Officers
The Trustees of Northeast Investors Trust are Ernest E. Monrad, Bruce H. Monrad, Fred L. Glimp, Peter J. Blampied, Marshall I. Goldman, George P. Beal, Charles R. Daugherty and the Hon. Maurice H. Richardson. Under Massachusetts Law, the Trustees are generally responsible for protecting the interests of the shareholders by overseeing the operation and management of the Trust. The table below provides certain information about the Trust's Trustees and Officers. The mailing address for the Trustees andOfficers of the Trust is 150 Federal Street, Boston, MA 02110-1745.

The Trust's Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Trust at 800-225-6704 or visit our website at

www.northeastinvestors.com.

                                                                        Principal Occupation(s)/
Name/Age/Service*               Position                                Other Directorships During the Past Five Years
AFFILIATED TRUSTEES AND FUND OFFICERS
Ernest E. Monrad#               Trustee                                 Trustee of Northeast Investors Trust; Trustee of
Age: 78                                                                 Northeast Investors Growth Fund; Director of
Years of Service: 47                                                    New America High Income Fund, Inc.

Bruce H. Monrad#                Trustee and Chairman                    Trustee and Chairman of Northeast Investors
Age: 46 Trust.
Years of Service: 15

Gordon C. Barrett               Executive Vice                          Chief Financial Officer of Northeast Investors
Age: 51                         President, Chief                        Trust; Chief Financial Officer of Northeast
Years of Service: 20            Financial Officer and                   Investors Growth Fund; Officer of Northeast
                                Chief Compliance                        Investment Management, Inc.
                                Officer

Robert B. Minturn               Clerk, Vice President,                  Officer of Northeast Investors Trust; Trustee and
Age: 69                         and Chief Legal Officer                 Officer of Northeast Investors Growth Fund
Years of Service: 28

INDEPENDENT TRUSTEES
Fred L. Glimp                   Trustee                                 Special Assistant to President Emeritus and
Age: 82                                                                 part time volunteer for Harvard's Alumni Affairs
Years of Service: 27                                                    and Development Department

Peter J. Blampied               Trustee                                 President of Corcoran Management Co., Inc.
Age: 66                                                                 Director of Access Capital Strategies, LLC
Years of Service: 8

Marshall I. Goldman             Trustee                                 Kathryn Wasserman Davis Professor of
Age: 78                                                                 Russian Economics (Emeritus) at Wellesley
Years of Service: 4                                                     College; Senior Scholar and Former Associate
                                                                        Director of the Davis Center for Russian and
                                                                        Eurasian Studies at Harvard University; Director
                                                                        of Century Bank & Trust Co.

George P. Beal                  Trustee                                 Managing Partner, Boston Family Office LLC
Age: 55
Years of Service: 4

Charles R. Daugherty            Trustee                                 Managing Partner, Stanwich Advisors, LLC
Age: 55
Years of Service: 4

Hon. Maurice H.                 Trustee                                 Assistant Professor, Law & Psychiatry Program,
Richardson                                                              Department of Psychiatry, University of
Age: 80                                                                 Massachusetts Medical School; Director of the
Years of Service: 4                                                     Advisors Charitable Gift Fund.

* The Trustees serve until their resignation or either the appointment or election of a successor, and the
Officers serve at the pleasure of the Trustees.

# Ernest E. Monrad and Bruce H. Monrad are father and son respectively.




Trustees
Ernest E. Monrad
Fred L. Glimp
Peter J. Blampied
Bruce H. Monrad
Charles R. Daugherty
George P. Beal
Marshall I. Goldman
Hon. Maurice H. Richardson

Officers
Bruce H. Monrad, Chairman
Gordon C. Barrett, Executive Vice President,
Chief Financial Officer & Chief Compliance Officer
Robert B. Minturn, Vice President, Clerk & Chief Legal Officer
David A. Randall, Vice President
Chapin P. Mechem, Vice President
Nancy A. Holler, Assistant Vice President
Matthew D. Fratolillo, Assistant Vice President
Joseph R. Morrison, Assistant Vice President

Custodian
State Street Bank & Trust Co.
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
Northeast Investors Trust
150 Federal Street
Boston, Massachusetts 02110

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon St.
Boston, Massachusetts 02116

This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust's future performance, and that the Trust's investments are subject to market risks.

For a free copy of the Trust's proxy voting guidelines and proxy voting record visit www.northeastinvestors.com/media/proxyvotestrust.txt, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov. Shares of the Trust are sold to investors at net asset value by
                           Northeast Investors Trust
                               150 Federal Street
                          Boston, Massachusetts 02110
                         (800) 225-6704 (617) 523-3588
The share price for Northeast Investors Trust is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including:
NE InvTR, NE Investors.


Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. A copy of the code of ethics has been filed as Exhibit to Registrant's Report on Form N-CSR for its fiscal year ended September 30, 2003. The registrant has not made any amendment to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

Item 3. Audit Committee Financial Expert.

The registrant does not have an Audit Committee Financial Expert. Although the members of the registrant's Audit Committee have a variety of business and investment experience, none of them has been determined to meet the technical qualifications required in order to meet the definition of an Audit Committee Financial Expert under this Item. Certain of the registrant's trustees who are considered to be "interested persons" as defined in Section 2(a)(19) under the Investment Company of 1940, as amended, do possess such qualifications, but it has been determined that the Audit Committee should consist entirely of independent trustees. The Audit Committee, under its charter, has the ability to retain independent advisers if it deems it necessary or appropriate without the need to seek approval from the management of the Trust.

Item 4. Principal Accountant Fees and Services.

         (a) Audit Fees. The aggregate fees billed for the registrant's fiscal years ended September 30, 2008 and September 30, 2007 for professional services rendered by the registrant's principal accountant for the audit of its annual financial statements or services that are normally provided by such accountant in connection with statutory and regulatory filings were $100,300 and $92,000 respectively.


         (b) Audit-Related Fees. The aggregate fees billed for the registrant's fiscal years ended September 30, 2008 and September 30, 2007 for assurance and related services by the registrant's principal accountant reasonably related to the performance of the audit of the registrant's financial statements and not reported under Paragraph (a) of this Item were $64,300 and $59,000 respectively. Such services consisted of a report of the Trust's transfer agent's internal controls pusuant to rule 17AD-13, semi-annual report review and a report on the Trust's antimoney laundering controls and policies.


         (c) Tax Fees. The aggregate fees billed in the registrant's fiscal years ended September 30, 2008 and September 30, 2007 for professional services rendered by the registrant's principal accountant for tax matters were $12,000 and $11,000 respectively. Such services consisted of the preparation of the registrant's federal income and excise tax returns.


         (d) Other Fees. During the fiscal years ended September 30, 2008 and Septmeber 30, 2007 the aggregate fees billed for other services rendered by the registrant's principal accountant were $0 and $16,731 respectively. Such services consisted of a review and testing of registrant's compliance policies and procedures pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.


         (e) It is the registrant's policy that all audit and non-audit services provided by the registrant's principal accountants be approved in advance by the Audit Committee, and all of the services described in Paragraphs (a) - (d) of this item were so approved.


         (f) The registrant has been advised by its independent accountants that less than 50% of the hours expended on the principal accountant's engagement to audit the Registrant's financial statements for its fiscal year ended September 30, 2008 were attributed to work performed by persons other than the principal accountants' full-time, permanent employees.


         (g)      Not applicable to the registrant.


         (h)      Not applicable to the registrant


Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.


Item 6. Schedule of Investments

Enclosed as part of Item 1 Above.

Securities reflected in the Schedule of Assets may be pledged as collateral to secure the Trust's bank borrowings.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.


Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers

Not applicable to the registrant.


Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes with respect to procedures for shareholders to recommend nominees for Trustee from the disclosure contained in the registrant's Proxy Statement for its Meeting of Beneficaries convened on May 16, 2005.


Item 11. Controls and Procedures.

(a) The registrant's principal executive and financial officers, after evaluating the effectiveness of the Company's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company
        Act of 1940, as amended), have concluded that, based on such evaluation, the registrant's disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

(a)(2) 99.CERT - Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT - A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.








                                                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust

By (Signature and Title)
                                    Bruce H. Monrad
                                    Chairman
                                    (principal executive officer)

Date: December 9, 2008


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: December 9, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                    Bruce H. Monrad
                                    Chairman
                                    (principal executive officer)

Date: December 9, 2008


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: December 9, 2008


Exhibit 99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal controls over financial reporting, or caused such internal controls over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: December 9, 2008
                                            Bruce H. Monrad
                                            Chairman
                                            (principal executive officer)





Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal controls over financial reporting, or caused such internal controls over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;

5. The Registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: December 9, 2008
                                            Gordon C. Barrett
                                            Treasurer
                                            (principal financial officer)








Exhibit 99.906CERT

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and
(b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Trust, a Massachusetts business trust (the "registrant"), does hereby certify, to such officer's knowledge, that:

The report on Form N-CSR for the period ended September 30, 2008 of the registrant (the "Form N-CSR") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the registrant.



Dated:  December 9, 2008
                                            Bruce H. Monrad
                                            Chairman
                                            (Principal Executive Officer)


Dated:  December 9, 2008
                                            Gordon C. Barrett
                                            Treasurer
                                            (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Company and will be retained by the Company and furnished to the Securities and Exchange Commission or its staff upon request.